INVENTORIES (Detail) - USD ($) $ in Millions	Jan. 03, 2015	Dec. 28, 2013
Inventory Disclosure [Abstract]
Finished products	$ 1,105.0	$ 1,075.5
Work in process	141.4	122.9
Raw materials	316.3	274.9
Total	$ 1,562.7	$ 1,473.3